Lease Liability	6 Months Ended
Jun. 30, 2024
Lease Liability [Abstract]
Lease Liability
13.	Lease Liability

	Maturity	Incremental borrowing rate	June 30, 2024	December 31, 2023
Current	2024	10.25%	$19,831	$135,337
Non-current	2025	10.25%	–	–
			$19,831	$135,337

On August 1, 2022, the Company entered into a lease agreement for an office space with a monthly lease payment of $20,000 over a period of two years. Under IFRS 16, the Company recognizes lease liabilities measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rate.

The details of the lease liability recognized as at June 30, 2024 are as follows:

Cost:	Office Lease
Balance, December 31, 2022	$330,821
Accrued interest	25,942
Cash payments	(60,000)
Accounts payable	(180,000)
Movement in exchange rates	18,574
Balance, December 31, 2023	135,337
Accrued interest	4,457
Lease payables transferred back from AP for cash settlement	180,000
Cash payments	(300,000)
Movement in exchange rates	37
Balance, June 30, 2024	$19,831

The Company has committed to the following undiscounted minimum lease payments remaining as at June 30, 2024:

Year ended December 31:
2023	$–
2024	40,000
$40,000